Share-based payments - Former Chief Executive Officer Grant - Grant to former chief executive officer (Details)			3 Months Ended	12 Months Ended
	Oct. 19, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options not exercised | $		100,000.000
Shares issued on exercise of option				€ 3,186,000
Cash consideration on exercise of option			$ 0	3,186,000
Weighted average share price | € / shares						€ 46.72
General and administrative expenses				€ (383,000)
Provision for employer taxes	€ 8,000,000						$ 981,000
Employer taxes payable | $									$ 493,000
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				50,000
Dan Menichella, then Chief Executive Officer | LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted				3,866,309
Exercise price of options granted | $ / shares					$ 8.28
Number of share options vested								2,819,120
Number of share options not exercised						100.000
Shares issued on exercise of option | $							$ 3,195,276
Weighted average share price | (per share)				€ 93.765	$ 114.0345		$ 55.22
General and administrative expenses						€ 2,551,000		€ 12,409,000
Provision for employer taxes | $							$ 146,000
Employer taxes payable					$ 139,000	€ 2,033,000